Financial Risk Management - Fair Value Hierarchy Classifications of the Financial Instruments that are Measured at Fair Value (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Derivatives, liabilities	[1]	₩ 7,006	₩ 5,487
Fair values [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments		120,501	124,316
Convertible securities		1,470
Derivatives		256,251	131,987
Derivatives, liabilities		10,768	9,553
Financial liabilities effective for fair value hedging		119,098
Fair values [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments		18,958	21,008
Fair values [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives		256,251	131,987
Derivatives, liabilities		10,768	9,553
Financial liabilities effective for fair value hedging		119,098
Fair values [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments		101,543	₩ 103,308
Convertible securities		₩ 1,470

[1]

(*) The derivatives, which are not designated as hedging instruments, arise from cross currency interest rate swap contracts and others for the purpose of managing currency and interest rate risks associated with foreign currency denominated borrowings and bonds.